Insurance (Liabilities for Unpaid Claims and Claim Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities for Unpaid Claims and Claim Expenses
Balance at January 1,	$ 10,630	$ 10,436	$ 10,117
Less: Reinsurance recoverables	1,661	1,581	1,436
Net balance at January 1,	8,969	8,855	8,681
Incurred related to:
Current year	9,358	8,660	8,399
Prior years	(70)	(86)	(69)
Total incurred	9,288	8,574	8,330
Paid related to:
Current year	(6,714)	(6,083)	(5,689)
Prior years	(2,383)	(2,377)	(2,467)
Total paid	(9,097)	(8,460)	(8,156)
Net balance at December 31,	9,160	8,969	8,855
Add: Reinsurance recoverables	1,876	1,661	1,581
Balance at December 31,	$ 11,036	$ 10,630	$ 10,436